Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated balance sheet	Jun. 30, 2022 USD ($)
As Reported [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated balance sheet [Line Items]
Deferred income
Total non-current liabilities	1,014,188
Total liabilities	10,804,712
Accumulated deficit	(182,602,921)
Total shareholders’ equity attributable to owners of the company	7,675,164
Adjustment [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated balance sheet [Line Items]
Deferred income	932,200
Total non-current liabilities	932,200
Total liabilities	932,200
Accumulated deficit	(932,200)
Total shareholders’ equity attributable to owners of the company	(932,200)
Adjusted [Member]
Basis of Preparation Statement of Compliance (Details) - Schedule of adjusted consolidated balance sheet [Line Items]
Deferred income	932,200
Total non-current liabilities	1,946,388
Total liabilities	11,736,912
Accumulated deficit	(183,535,121)
Total shareholders’ equity attributable to owners of the company	$ 6,742,964